Other liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Schedule of other liabilities

	2021			2020
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Remuneration payable	—	36,046	36,046	20	27,552	27,572
Tax payables	—	17,613	17,613	—	23,177	23,177
Other liabilities	1,476	20,669	22,145	1,741	10,592	12,333
Total	1,476	74,328	75,804	1,761	61,321	63,082

Schedule of tax payables

	2021		2020
	Current	Total	Current	Total
	US$'000	US$'000	US$'000	US$'000
VAT	4,839	4,839	4,061	4,061
Accrued social security taxes payable	6,251	6,251	13,266	13,266
Personal income tax withholding payable	820	820	1,111	1,111
Other	5,703	5,703	4,739	4,739
Total	17,613	17,613	23,177	23,177

Schedule of summary of options outstanding

Number of awards
Outstanding as of December 31, 2019	2,175,853
Granted during the period	1,411,271
Exercised during the period	(175,150)
Outstanding as of December 31, 2020	3,411,974
Granted during the period	1,307,934
Exercised during the period	(309,462)
Expired/forfeited during the period	(51,010)
Outstanding as of December 31, 2021	4,359,436

Exercisable as of December 31, 2021	455,790

Schedule of share based payment arrangements

				Fair Value at
Grant Date	Performance Period	Expiration Date	Exercise Price	Grant Date	2021	2020
September 9, 2021	December 31, 2023	September 9, 2031	nil	$8.83	1,307,934	—
December 16, 2020	December 31, 2024	December 16, 2030	nil	$1.23	1,411,271	1,411,271
March 13, 2019	December 31, 2022	March 13, 2029	nil	$2.69	1,184,441	1,184,441
June 14, 2018	N/A	June 13, 2028	nil	$9.34	70,774	85,739
March 21, 2018	December 31, 2021	March 20, 2028	nil	$22.56	136,434	263,153
June 20, 2017	December 31, 2020	June 20, 2027	nil	$15.90	—	17,342
June 1, 2017	N/A	June 1, 2027	nil	$10.96	834	834
June 1, 2017	December 31, 2020	June 1, 2027	nil	$16.77	168,469	304,811
November 24, 2016	December 31, 2019	November 24, 2026	nil	$16.66	79,279	144,383
					4,359,436	3,411,974

Schedule of performance condition of share options granted
Vesting Conditions
40% based on share price
30% based on Operating (Loss) profit plus depreciation and amortization charges
30% based on net cash flow

Schedule of assumptions used to estimate the fair value of Ferroglobe stock option

		Grant date
	September 9, 2021	December 16, 2020	March 13, 2019	March 21, 2018	June 20, 2017	June 01, 2017	November 24, 2016
Fair value at grant date	$8.83	$1.23	$2.69	$22.56	$1,590	$16.77	$11.81
Grant date share price	$8.57	$1.61	$2.44	$15.19	$1,050	$10.96	$11.81
Exercise price	0.01	Nil	Nil	Nil	Nil	Nil	Nil
Expected volatility	104.75%	91.30%	53.54%	49.86%	43.15%	43.09%	44.83%
Option life	2.31 years	4.00 years	3.00 years	3.00 years	3.00 years	3.00 years	3.00 years
Dividend yield	—	—	—%	—%	—%	—%	—%
Risk-free interest rate	0.28%	0.27%	2.40%	2.48%	1.52%	1.44%	1.39%
Remaining performance period at grant date (years)	2.31	4.04	2.81	2.78	2.53	2.58	2.10
Company TSR at grant date	NA	NA	(48.1)%	2.1%	(0.3)%	4.0%	40.0%
Median comparator group TSR at grant date	NA	NA	(4.8)%	(6.2)%	(7.2)%	(3.7)%	56.4%
Median index TSR at grant date	NA	NA	10.9%	(8.4)%	0.6%	4.8%	45.7%

Globe Specialty Metals, Inc.
Disclosure of detailed information about business combination [line items]
Schedule of summary of options outstanding

			Weighted-
			Average
		Weighted-	Remaining
		Average	Contractual	Aggregate
	Number of	Exercise	Term in	Intrinsic
	Options	Price	Years	Value
Outstanding as of December 31, 2019	26,268	$16.70	0.16	$—
Expired/forfeited during the period
Outstanding as of December 31, 2020	26,268	$16.70	0.16	$—
Expired/forfeited during the period		—
Outstanding as of December 31, 2021	26,268	$16.70	0.16	$—

Exercisable as of December 31, 2021	26,268	$16.70	0.16	$—